Income Taxes (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Deferred gain on disposal of businesses	$ 20,477,000	$ 23,672,000
Investments, net	39,673,000	45,270,000
Deferred acquisition costs	11,021,000	11,687,000
Compensation related	5,000	1,150,000
Employee and post-retirement benefits	4,649,000	3,553,000
Total deferred tax asset	75,825,000	85,332,000
Deferred tax liabilities:
Net unrealized appreciation on securities	(100,851,000)	(154,852,000)
Policyholder and separate account reserves	(7,168,000)	(4,848,000)
Accrued liabilities	(3,057,000)	(1,938,000)
Other	(3,429,000)	(5,147,000)
Total deferred tax liability	(114,505,000)	(166,785,000)
Net deferred income tax liability	(38,680,000)	$ (81,453,000)
Cumulative valuation allowance against deferred tax assets	0
Net operating or capital loss carryforwards	$ 0